INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets
Provision for direct financing lease	$ 985,781	$ 216,829
Direct financing lease income	0	110,308
Specific allowance on guarantee	550,495	0
Total deferred tax assets	1,536,276	327,137
Less: Valuation allowance	0	0
Less: Net off with deferred tax liabilities for financial reporting purposes	(446,609)	0
Net total deferred tax assets	1,089,667	327,137
Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	26,868	390,154
Commissions and fees on financial guarantee services	283,608	356,730
Direct financing lease income	136,133	0
Total deferred tax liabilities	446,609	746,884
Less: Net off with deferred tax assets for financial reporting purposes	(446,609)	0
Net total deferred tax liabilities	$ 0	$ 746,884